Segment Reporting (Details) - Schedule of operating segments - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Segment Reporting Information [Line Items]
Revenue	$ (4,349,731)	$ 3,600,297
Commissions and fees	2,116,021	1,189,243
Compensation and benefits	1,923,259	2,383,547
Occupancy	372,628	347,660
Communication and technology	930,518	947,292
General and administrative	681,860	630,059
Crypto currencies		219,662
Professional fees	2,982,570	990,011
Research and development	4,160,033
Service fees	1,070,887	2,474,122
Interest	1,021,773	942,264
Depreciation	1,198,122	279,680
Marketing	391,211	553,758
Payment service charge	(2,361)	292,630
Change in fair value of warrant liabilities	(759,375)	2,411,429
Impairment of fixed assets	1,691,079
Impairment of cryptocurrencies	293,619
Other operating expenses	(23,328)	19,474
Total operating expenses	18,048,516	11,269,402
Income (loss) from operations	(22,398,247)	(7,669,105)
Total segment assets	103,235,120	86,517,368
Futures and Securities Brokerage Services [Member]
Segment Reporting Information [Line Items]
Revenue	1,979,384	1,212,222
Commissions and fees	1,444,452	814,295
Compensation and benefits	506,055	594,038
Occupancy
Communication and technology	220,442	224,232
General and administrative	53,308	40,133
Crypto currencies
Professional fees	383	773
Research and development
Service fees
Interest
Depreciation	394	1,476
Marketing	1,181	1,010
Payment service charge
Change in fair value of warrant liabilities
Impairment of fixed assets
Impairment of cryptocurrencies
Other operating expenses	(1,617)	1,526
Total operating expenses	2,224,598	1,677,483
Income (loss) from operations	(245,214)	(465,261)
Total segment assets	4,883,736	4,412,577
CFD trading [Member]
Segment Reporting Information [Line Items]
Revenue	(6,911,887)	(1,074,343)
Commissions and fees	7,863	15,000
Compensation and benefits
Occupancy	1,800	2,100
Communication and technology	170,108	281,763
General and administrative	32,569	52,360
Crypto currencies
Professional fees	68,732	95,064
Research and development
Service fees	248,240	187,684
Interest
Depreciation	400,000	266,666
Marketing	34,000	27,500
Payment service charge	(69,981)	292,630
Change in fair value of warrant liabilities
Impairment of fixed assets
Impairment of cryptocurrencies
Other operating expenses
Total operating expenses	893,331	1,220,767
Income (loss) from operations	(7,805,218)	(2,295,110)
Total segment assets	22,768,398	10,643,070
TRS Trading [Member]
Segment Reporting Information [Line Items]
Revenue	(798,523)	4,045,485
Commissions and fees	452,634	275,046
Compensation and benefits
Occupancy	1,800	2,100
Communication and technology	170,108	281,763
General and administrative	32,569	42,108
Crypto currencies
Professional fees	68,732	95,064
Research and development
Service fees	582,899	2,123,334
Interest	885,289	109,268
Depreciation	400,000
Marketing	34,000	27,500
Payment service charge	67,620
Change in fair value of warrant liabilities
Impairment of fixed assets
Impairment of cryptocurrencies
Other operating expenses
Total operating expenses	2,695,651	2,956,183
Income (loss) from operations	(3,494,174)	1,089,302
Total segment assets	57,414,627	49,957,418
Other [Member]
Segment Reporting Information [Line Items]
Revenue	1,381,295	(583,067)
Commissions and fees	211,072	84,902
Compensation and benefits	1,417,204	1,789,509
Occupancy	369,028	343,460
Communication and technology	369,860	159,534
General and administrative	563,414	495,458
Crypto currencies		219,662
Professional fees	2,844,723	799,110
Research and development	4,160,033
Service fees	239,748	163,104
Interest	136,484	832,996
Depreciation	397,728	11,538
Marketing	322,030	497,748
Payment service charge
Change in fair value of warrant liabilities	(759,375)
Impairment of fixed assets	1,691,079
Impairment of cryptocurrencies	293,619
Other operating expenses	(21,711)	17,948
Total operating expenses	12,234,936	5,414,969
Income (loss) from operations	(10,853,641)	(5,998,036)
Total segment assets	$ 18,168,359	$ 21,504,303